JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

January 23, 2109

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 9, 2019, filed pursuant to Rule 497(e), for the following:

JNL/Mellon Capital European 30 Fund

JNL/Mellon Capital Pacific Rim 30 Fund

JNL/Mellon Capital MSCI KLD 400 Social Index Fund

JNL/Mellon Capital Bond Index Fund

JNL/Vanguard Moderate Allocation Fund

JNL/Vanguard Moderate Growth Allocation Fund

JNL/Vanguard Growth Allocation Fund

JNL/S&P Competitive Advantage Fund

JNL/S&P Dividend Income & Growth Fund

JNL/S&P Intrinsic Value Fund

JNL/S&P Total Yield Fund

JNL/S&P Mid 3 Fund

JNL/S&P International 5 Fund

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

Vice President, Chief Legal Officer & Secretary

enc.